Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Russell Exchange Traded Funds Trust
Prospectus Date	rr_ProspectusDate	Jul. 27, 2012
Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL EQUITY ETF (ONEF)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, other than brokerage commissions you may pay on purchases and sales of the Fund’s shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was less than 1% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Total Annual Fund Operating Expenses” and “Net Annual Fund Operating Expenses” have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests.
		“Total Annual Fund Operating Expenses” have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account fee waivers in Year 1 only). Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the example. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). You may invest directly in the Underlying ETFs in which the Fund invests. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets plus borrowings for investment purposes in shares of equity Underlying ETFs. The 80% investment requirement applies at the time the Fund invests its assets. In pursuing the Fund’s investment objective, Russell Investment Management Company (“RIMCo” or the “Adviser”) will normally invest the Fund’s assets in Underlying ETFs that seek to track various indices. These indices include those that track the performance of equity securities of large, medium and small capitalization companies across the globe including developed countries and emerging market countries. Equity securities may include common and preferred stocks, warrants and rights to subscribe to common stock and convertible securities. The Fund will only invest in U.S.-listed ETFs. There is no maximum limit on the percentage of Fund assets that may be invested in non-U.S. securities through U.S.-listed Underlying ETFs and the holdings of such Underlying ETFs may be denominated in currencies other than the U.S. Dollar. The Fund generally will remain fully invested in Underlying ETFs.

              The Adviser employs an active investment strategy, meaning that it buys and holds Underlying ETFs for either a long or short period of time depending on the various available investment opportunities. The Adviser’s asset allocation strategy seeks to provide exposure to equity securities in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target strategic asset allocation for the Fund and then the Adviser implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Fund may invest in affiliated Underlying ETFs advised by the Adviser. RIMCo and its affiliates receive fees for services provided to these ETFs for management and other services.

              RIMCo may manage the Fund’s risk factor exposures with the goal to increase or decrease factor exposures (such as volatility, momentum, value, growth, capitalization size, industry, sector, region/country, dividend yield or currency) or offset undesired benchmark relative over-weights or under-weights. RIMCo may accomplish this through either its long-term strategic allocation among various assets and investments, or through short-term tactical allocations that may temporarily deviate from the strategic allocation in order to manage risk factor exposures. RIMCo may utilize either a proprietary or third party quantitative model designed to assess portfolio risk exposures.

              The Adviser’s strategy also involves periodic review of the Fund’s holdings as markets fluctuate to ensure that the portfolio adheres to the strategic allocation, and/or to add value through tactical allocations that may over-weight or under-weight Underlying ETFs around the strategic allocation. The Adviser may modify the strategic allocation for the Fund from time to time based on capital markets research. The Adviser also may modify the Fund’s allocation based on tactical factors such as the Adviser’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes, sectors or strategies represented by each Underlying ETF.

              The Adviser selects Underlying ETFs based on their potential to represent the underlying asset class, sector or strategy to which the Adviser seeks exposure for the Fund. While the Fund intends to primarily invest in Underlying ETFs that hold equity securities, the Fund also may invest in other Underlying ETFs that represent asset classes which are not currently represented by the Underlying ETFs or that pursue investment strategies not pursued by the current Underlying ETFs.

              The Adviser considers selling Underlying ETFs generally for one of four reasons: 1) the Adviser no longer wants exposure to the asset class, sector or strategy that the Underlying ETF represents; 2) the Adviser has identified an alternative Underlying ETF for the asset class, sector or strategy to which the Adviser seeks exposure that either better represents that asset class, sector or strategy or does so at a lower cost; 3) the Adviser seeks to rebalance the portfolio to the target strategic allocation; or 4) the Adviser seeks to benefit from a perceived market undervaluation for an asset class, sector or strategy.

		The Adviser seeks to maintain a low total expense ratio for the Fund and, therefore, also evaluates Underlying ETFs based on their expense ratios. An Underlying ETF is also evaluated based on its tracking error to its underlying index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:

               Asset Allocation Risk. Neither the Fund nor the Adviser can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or the Adviser offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if the Adviser’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying ETF is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly though its investments in the Underlying ETFs, to asset classes, countries or regions, or industries or groups of industries that underperform.

               Market Trading Risks. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Fund’s shares trading at a premium or discount to net asset value (“NAV”).

               Potentially Limited Number of Underlying ETFs. From time to time, the Fund may have a significant investment in a single Underlying ETF or a small number of Underlying ETFs. To the extent that the Fund is invested in this way, it is subject to the risk that poor performance of one or more of these Underlying ETFs could have a greater impact on the Fund than if the Fund invested in a broader range of ETFs. There is no limit to the amount the Fund may invest in an Underlying ETF

               Costs of Investing in Underlying ETFs. When the Fund invests in Underlying ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the Underlying ETFs’ expenses (including operating costs and management fees). Consequently, an investment in the Fund entails more expenses than a direct investment in the Underlying ETF.

               Investing in Underlying ETFs. The assets of the Fund are invested primarily in shares of the Underlying ETFs, and the investment performance of the Fund is directly related to the investment performance of the Underlying ETFs in which it invests.

               Underlying ETF Risks.

              The Fund is exposed to the same risks as the Underlying ETFs in which it invests in direct proportion to the allocation of the Fund’s assets among the Underlying ETFs. The following are the principal risks associated with investing in the Underlying ETFs which are also principal risks of investing in the Fund as a result of its investment in the Underlying ETFs:
  Non-Diversification Risk. Certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETFs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETFs. Because a non-diversified Underlying ETF may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETF, the performance of that issuer can have a substantial impact on that Underlying ETF, and therefore the Fund’s share price.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. The Fund may invest a significant portion of its assets in underlying ETFs whose investments are denominated in non-U.S. currencies, or which invest in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Tracking Error Risk. Although an Underlying ETF may seek to match the returns of an index, the Underlying ETF’s return may not match or achieve a high degree of correlation with the return of its applicable index.
  American Depositary Receipts (ADRs). ADRs have the same currency and economic risks as the underlying non-U.S. securities they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market. The lack of liquidity in an Underlying ETF can result in its value being more volatile than the underlying portfolio securities.
  Risk Factor Exposure Management. RIMCo’s use of underlying ETFs as a means of managing risk factor exposure may not be effective in achieving RIMCo’s intended purposes. Actions taken to manage the Fund’s portfolio characteristics may cause the Fund to underperform other funds with similar investment objectives and strategies in the short- and/or long-term.
        The risks of the Underlying ETFs described above are qualified in their entirety by the risk disclosure included in each Underlying ETF’s prospectus.

         Please refer to the “Risks” section in the Fund’s Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. Certain of the Underlying ETFs may hold common portfolio positions, thereby reducing the diversification benefits of an asset allocation style. Underlying ETFs in which the Fund invests may be non-diversified and, as a result, may have greater exposure to volatility than other ETFs. Because a non-diversified Underlying ETF may invest a larger percentage of its assets in securities of a single issuer than a diversified Underlying ETF, the performance of that issuer can have a substantial impact on that Underlying ETF, and therefore the Fund’s share price.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year. The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russelletfs.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russelletfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 13.59% (3Q/10) Lowest Quarterly Return: (18.50)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective November 1, 2011, RIMCo changed the Fund’s primary benchmark from the S&P 500 Index to the Russell Developed Large Cap Index. RIMCo believes that the Russell Developed Large Cap Index is a more appropriate benchmark for the Fund.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Russell Equity ETF | Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.35%	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[1],[2],[3]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1],[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.51%	[1],[3]
1 Year	rr_ExpenseExampleYear01	53
3 Years	rr_ExpenseExampleYear03	156
5 Years	rr_ExpenseExampleYear05	332
10 Years	rr_ExpenseExampleYear10	843
2010	rr_AnnualReturn2010	12.62%
2011	rr_AnnualReturn2011	(6.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.50%)
1 Year	rr_AverageAnnualReturnYear01	(6.32%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010
Russell Equity ETF | Return After Taxes on Distributions | Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.60%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010
Russell Equity ETF | Return After Taxes on Distributions and Sale of Fund Shares | Russell Equity ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.73%)	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010
Russell Equity ETF | Russell Developed Large Cap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.69%)	[5],[7]
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%	[5],[6],[7]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010
Russell Equity ETF | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%	[5],[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 11, 2010

[1]	Effective April 1, 2012, Russell Investment Management Company ("RIMCo"), has contractually agreed to assume the responsibility of payment for the salaries and other compensation, as determined by the Independent Trustees, or expenses, including travel expenses, of any of RET's executive officers and employees (if any) and Independent Trustees and the fees and expenses, including travel expenses, of legal counsel retained for the benefit of the Independent Trustees.
[2]	"Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred during the fiscal year ending March 31, 2013.
[3]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. The Fund's proportionate share of these operating expenses are reflected under "Acquired Fund Fees and Expenses." Shareholders in the Fund indirectly bear the proportionate expenses of the Underlying Funds in which they invest. These expenses are reflected in Acquired (Underlying) Fund Fees and Expenses. The Fund's Net Annual Fund Operating Expense ratios in the table are based on the Fund's total direct operating expense ratios plus a weighted average of the expense ratios of the Underlying Funds in which the Fund invests. These Net Annual Fund Operating Expense ratios may be higher or lower depending on the allocation of the Fund assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.
[4]	Until April 29, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that Total Annual Fund Operating Expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval.
[5]	Total returns are as of the most recent calendar year end. The Fund's total year-to-date return as of June 30, 2012 is 6.68%.
[6]	Commencement of Operations May 11, 2010.
[7]	Effective November 1, 2011, RIMCo changed the Fund's primary benchmark from the S&P 500 Index to the Russell Developed Large Cap Index. RIMCo believes that the Russell Developed Large Cap Index is a more appropriate benchmark for the Fund.